OTHER INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER INCOME (EXPENSE), NET
Recognition of accumulated gain associated with available-for-sale debt securities	$ 3,412
Change in fair value of equity securities	(5,164)
Settlement of TJ Biopharma repurchase obligations		$ (12,388)
Change in fair value and extinguishment of put right liabilities		13,852	$ (1,118)
Net foreign exchange losses	(4)	(5,573)	(8,044)
Income of incentive payment from depository bank	256	1,273	1,214
Impairment of long-lived assets		(1,246)
Others	(182)	(636)	(142)
Total Other income (expense), net	$ (1,682)	$ (4,718)	$ (8,090)